BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 91.8%
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 1.6%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,515,000		$677,548	(a)(b)
Altice France SA, Senior Secured Notes	3.375%	1/15/28	1,190,000	EUR	999,453	(a)
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	890,000		729,355	(a)(b)
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000		136,993	(b)

Total Diversified Telecommunication Services					2,543,349

Interactive Media & Services - 3.3%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	2,200,000		1,893,481	(a)(b)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	4,000,000		3,494,420	(a)(b)

Total Interactive Media & Services					5,387,901

Media - 1.2%
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	775,000		499,251	(a)(b)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,000,000		1,044,491	(a)(b)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	725,000		382,782	(b)

Total Media					1,926,524

Wireless Telecommunication Services - 1.5%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	2,484,375		2,466,084	(a)(b)

TOTAL COMMUNICATION SERVICES					12,323,858

CONSUMER DISCRETIONARY - 7.6%
Automobiles - 0.9%
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	1,500,000		1,442,643	(a)(b)

Hotels, Restaurants & Leisure - 4.4%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	3,000,000		2,717,854	(a)(b)
GPS Hospitality Holding Co. LLC/GPS Finco Inc., Senior Secured Notes	7.000%	8/15/28	1,225,000		968,954	(a)(b)
Lindblad Expeditions LLC, Senior Secured Notes	6.750%	2/15/27	1,000,000		992,025	(a)(b)
Marriott Ownership Resorts Inc., Senior Notes	4.500%	6/15/29	580,000		521,864	(a)(b)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	1,450,000		1,363,058	(a)(b)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	645,000		641,675	(a)(b)

Total Hotels, Restaurants & Leisure					7,205,430

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Leisure Products - 0.5%
Vista Outdoor Inc., Senior Notes	4.500%	3/15/29	730,000	$712,392	(a)(b)

Specialty Retail - 1.8%
Gap Inc., Senior Notes	3.875%	10/1/31	1,395,000	1,151,867	(a)(b)
Grupo Axo SAPI de CV, Senior Notes	5.750%	6/8/26	690,000	645,277	(a)(b)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,400,000	1,100,997	(a)(b)

Total Specialty Retail				2,898,141

TOTAL CONSUMER DISCRETIONARY				12,258,606

CONSUMER STAPLES - 2.9%
Food Products - 0.9%
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	630,000	519,263	(a)(b)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	1,115,000	959,538	(a)(b)

Total Food Products				1,478,801

Tobacco - 2.0%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	1,480,000	1,440,669	(a)(b)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	2,000,000	1,846,463	(a)(b)

Total Tobacco				3,287,132

TOTAL CONSUMER STAPLES				4,765,933

ENERGY - 20.0%
Oil, Gas & Consumable Fuels - 20.0%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	2,000,000	1,984,000	(a)(b)
CITGO Petroleum Corp., Senior Secured Notes	6.375%	6/15/26	1,425,000	1,423,621	(a)
CNX Resources Corp., Senior Notes	6.000%	1/15/29	1,310,000	1,266,928	(a)(b)
Diamondback Energy Inc., Senior Notes	6.250%	3/15/33	2,740,000	2,921,728	(b)
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	1,000,000	1,063,665	(b)
Energian Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	2,500,000	2,188,375	(c)
Geopark Ltd., Senior Notes	5.500%	1/17/27	1,620,000	1,445,613	(a)(b)
Greenfire Resources Ltd., Senior Secured Notes	12.000%	10/1/28	2,000,000	2,074,150	(a)(b)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	1,000,000	934,498	(c)
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	2,315,000	2,289,894	(a)(b)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	445,000	439,999	(a)(b)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	2,500,000	$2,423,831	(a)(b)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	5,290,000	4,642,252	(b)
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	1,420,000	1,197,550	(a)(b)
Talos Production Inc., Secured Notes	12.000%	1/15/26	1,375,000	1,418,484	(b)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	4,000,000	3,809,209	(a)(b)
YPF SA, Senior Secured Notes	9.000%	2/12/26	1,010,769	1,013,676	(c)

TOTAL ENERGY				32,537,473

FINANCIALS - 27.9%
Banks - 9.2%
Banco Santander SA, Junior Subordinated Notes (7.500% to 2/8/24 then USD 5 year ICE Swap Rate + 4.989%)	7.500%	2/8/24	1,400,000	1,400,700	(c)(d)(e)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	6,345,000	7,815,879	(b)
KeyBank NA, Senior Notes (SOFR + 0.320%)	5.674%	6/14/24	3,500,000	3,478,919	(b)(e)
NatWest Group PLC, Junior Subordinated Notes (4.600% to 12/28/31 then 5 year Treasury Constant Maturity Rate + 3.100%)	4.600%	6/28/31	1,840,000	1,391,630	(b)(d)(e)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,000,000	921,964	(b)(e)

Total Banks				15,009,092

Capital Markets - 8.5%
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	1,745,000	1,673,511	(b)
Blue Owl Capital Corp., Senior Notes	4.000%	3/30/25	1,085,000	1,060,796	(b)
Blue Owl Technology Finance Corp., Senior Notes	4.750%	12/15/25	3,385,000	3,240,055	(a)(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	7,000,000	7,790,138	(b)

Total Capital Markets				13,764,500

Consumer Finance - 6.6%
Capital One Financial Corp., Senior Notes (7.624% to 10/30/30 then SOFR + 3.070%)	7.624%	10/30/31	2,000,000	2,210,128	(b)(e)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	1,920,000	1,921,217	(b)
PRA Group Inc., Senior Notes	5.000%	10/1/29	3,700,000	2,988,153	(a)(b)
World Acceptance Corp., Senior Notes	7.000%	11/1/26	3,800,000	3,515,863	(a)(b)

Total Consumer Finance				10,635,361

Financial Services - 3.6%
Enact Holdings Inc., Senior Notes	6.500%	8/15/25	1,000,000	998,600	(a)(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - (continued)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	2,470,000	$2,461,793	(a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	2,500,000	2,403,264	(a)(b)

Total Financial Services				5,863,657

TOTAL FINANCIALS				45,272,610

HEALTH CARE - 1.6%
Health Care Providers & Services - 1.6%
DaVita Inc., Senior Notes	4.625%	6/1/30	3,000,000	2,656,661	(a)(b)

INDUSTRIALS - 9.9%
Aerospace & Defense - 3.3%
Avolon Holdings Funding Ltd., Senior Notes	6.375%	5/4/28	5,180,000	5,301,546	(a)(b)

Building Products - 1.1%
IEA Energy Services LLC, Senior Notes	6.625%	8/15/29	1,880,000	1,772,493	(a)(b)

Commercial Services & Supplies - 0.3%
Deluxe Corp., Senior Notes	8.000%	6/1/29	565,000	509,206	(a)(b)

Construction & Engineering - 0.2%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	300,000	274,355	(a)(b)

Marine Transportation - 0.7%
Navios South American Logistics Inc./ Navios Logistics Finance U.S. Inc., Senior Secured Notes	10.750%	7/1/25	1,140,000	1,135,540	(a)(b)

Passenger Airlines - 1.2%
Air Canada Pass-Through Trust	5.250%	4/1/29	141,396	139,482	(a)(b)
US Airways Pass-Through Trust	4.625%	6/3/25	1,931,597	1,892,268	(b)

Total Passenger Airlines				2,031,750

Professional Services - 1.7%
Concentrix Corp., Senior Notes	6.850%	8/2/33	2,700,000	2,744,661	(b)

Trading Companies & Distributors - 1.4%
BOC Aviation USA Corp., Senior Notes	4.875%	5/3/33	2,300,000	2,277,919	(a)(b)

TOTAL INDUSTRIALS				16,047,470

INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 3.3%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,350,000	592,846	(a)(b)
CommScope Inc., Senior Notes	7.125%	7/1/28	495,000	213,261	(a)(b)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,370,000	1,188,427	(a)(b)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Communications Equipment - (continued)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	2,200,000	$2,151,759	(a)(b)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	1,300,000	1,221,896	(a)(b)

Total Communications Equipment				5,368,189

IT Services - 1.5%
Sabre GLBL Inc., Senior Secured Notes	9.250%	4/15/25	628,000	620,611	(a)(b)
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	2,000,000	1,871,511	(a)(b)

Total IT Services				2,492,122

Semiconductors & Semiconductor Equipment - 0.2%
Synaptics Inc., Senior Notes	4.000%	6/15/29	285,000	252,998	(a)(b)

Software - 0.8%
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	1,410,000	1,346,501	(a)(b)

TOTAL INFORMATION TECHNOLOGY				9,459,810

MATERIALS - 6.2%
Chemicals - 1.8%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	1,340,000	944,556	(a)(b)
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	2,000,000	1,907,460	(a)(b)

Total Chemicals				2,852,016

Metals & Mining - 4.4%
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,500,000	1,483,605	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,920,000	2,646,965	(a)
New Gold Inc., Senior Notes	7.500%	7/15/27	100,000	99,602	(a)(b)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	3,000,000	2,950,200	(a)(b)

Total Metals & Mining				7,180,372

TOTAL MATERIALS				10,032,388

REAL ESTATE - 0.7%
Hotel & Resort REITs - 0.5%
XHR LP, Senior Secured Notes	4.875%	6/1/29	850,000	784,639	(a)(b)

Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Secured Notes	7.000%	4/15/30	437,600	396,575	(a)(b)
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	28,000	20,829	(a)

Total Real Estate Management & Development				417,404

TOTAL REAL ESTATE				1,202,043

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 1.6%
Gas Utilities - 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000		$606,249	(b)

Water Utilities - 1.2%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	2,000,000		2,005,070	(a)(b)

TOTAL UTILITIES					2,611,319

TOTAL CORPORATE BONDS & NOTES (Cost - $150,277,520)					149,168,171

SOVEREIGN BONDS - 51.0%
Brazil - 15.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	55,800,000	BRL	11,300,499
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	70,715,000	BRL	13,955,175

Total Brazil					25,255,674

Colombia - 17.8%
Colombian TES, Bonds	7.000%	3/26/31	43,770,000,000	COP	9,965,610
Colombian TES, Bonds	7.250%	10/26/50	98,120,000,000	COP	18,914,432

Total Colombia					28,880,042

Mexico - 12.7%
Mexican Bonos, Bonds	8.000%	11/7/47	170,400,000	MXN	8,682,118
Mexican Bonos, Bonds	8.000%	7/31/53	146,000,000	MXN	7,325,321
Mexican Bonos, Senior Notes	7.750%	11/13/42	94,100,000	MXN	4,701,692

Total Mexico					20,709,131

South Africa - 5.0%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	206,300,000	ZAR	8,102,144

TOTAL SOVEREIGN BONDS (Cost - $82,939,804)					82,946,991

MORTGAGE-BACKED SECURITIES - 12.8%
FHLMC - 1.5%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/52	2,528,793		2,500,168

GNMA - 11.3%
Government National Mortgage Association (GNMA) II	5.500%	7/20/53-11/20/53	14,336,054		14,432,043
Government National Mortgage Association (GNMA) II	6.000%	9/20/53-11/20/53	3,775,645		3,835,171

Total GNMA					18,267,214

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $20,372,761)					20,767,382

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (f) - 7.0%
Banc of America Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.156%	2/15/50	38,362,449		$919,609	(e)
BANK, 2017-BNK4 XA, IO	1.497%	5/15/50	3,804,354		124,657	(e)
Eagle RE Ltd., 2021-2 M1B (30 Day Average SOFR + 2.050%)	7.395%	4/25/34	2,234,992		2,239,048	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (30 Day Average SOFR + 5.214%)	10.559%	6/25/50	1,335,774		1,473,813	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.745%	2/25/42	1,800,000		1,840,807	(a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2023-HQA1 M1A (30 Day Average SOFR + 2.000%)	7.345%	5/25/43	1,383,978		1,401,020	(a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA2 M2 (30 Day Average SOFR + 2.564%)	7.909%	3/25/49	826,799		832,419	(a)(e)
Oaktown RE VI Ltd., 2021-1A M1B (30 Day Average SOFR + 2.050%)	7.395%	10/25/33	341,882		342,721	(a)(e)
RMAC Securities No 1 PLC, 2006-NS1X B1C (3 mo. EURIBOR + 0.880%)	4.830%	6/12/44	1,211,932	EUR	1,242,568	(c)(e)
Wells Fargo Commercial Mortgage Trust, 2019-C51 D	3.000%	6/15/52	1,500,000		970,110	(a)
WF-RBS Commercial Mortgage Trust, 2013- C15 XA, IO	0.000%	8/15/46	4,015,135		40	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $11,969,750)					11,386,812

CONVERTIBLE BONDS & NOTES - 1.1%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
DISH Network Corp., Senior Notes (Cost - $2,941,668)	3.375%	8/15/26	3,070,000		1,795,950	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $268,501,503)					266,065,306

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.3%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $3,703,721)	5.277%	3,703,721	$3,703,721	(g)(h)

TOTAL INVESTMENTS - 166.0% (Cost - $272,205,224)			269,769,027
Mandatory Redeemable Preferred Stock, at Liquidation Value - (30.8)%			(50,000,000)
Other Liabilities in Excess of Other Assets - (35.2)%			(57,271,648)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$162,497,379

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Rate shown is one-day yield as of the end of the reporting period.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $3,703,721 and the cost was $3,703,721 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
ICE	— Intercontinental Exchange
IO	— Interest Only
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

At January 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	295	3/24	$31,351,789	$31,975,236	$623,447
U.S. Treasury 10-Year Notes	166	3/24	18,059,286	18,646,469	587,183

					1,210,630

Contracts to Sell:
E-mini Nasdaq 100 Index	8	3/24	2,810,767	2,758,760	52,007

Net unrealized appreciation on open futures contracts					$1,.262,637

At January 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	20,580,000	USD	21,836,718	JPMorgan Chase & Co.	2/7/24	$410,530
USD	1,708,315	EUR	1,610,000	JPMorgan Chase & Co.	2/7/24	(32,116)
USD	22,070,152	EUR	20,800,000	JPMorgan Chase & Co.	2/7/24	(414,918)
AUD	11,760,000	USD	7,845,860	JPMorgan Chase & Co.	3/6/24	(121,474)
NOK	80,600,000	USD	7,869,173	Morgan Stanley & Co. Inc.	4/18/24	(191,957)
USD	8,197,313	BRL	40,880,000	HSBC Securities Inc.	4/19/24	12,380
USD	8,287,451	MXN	144,500,000	Citibank N.A.	4/29/24	14,451
USD	5,472,192	MXN	95,700,000	Goldman Sachs Group Inc.	4/29/24	(6,882)
USD	10,903,629	COP	43,560,000,000	JPMorgan Chase & Co.	4/30/24	(92,344)

Net unrealized depreciation on open forward foreign currency contracts						$(422,330)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report	9

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

At January 31, 2024, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2024[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Lumen Technologies Inc., 7.500%, due 4/1/24)	$1,625,000	6/20/25	16.290%	1.000% quarterly	$(304,945)	$(47,170)	$(257,775)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report	11

Notes to Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

12	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$149,168,171	—	$149,168,171
Sovereign Bonds	—	82,946,991	—	82,946,991
Mortgage-Backed Securities	—	20,767,382	—	20,767,382
Collateralized Mortgage Obligations	—	11,386,812	—	11,386,812
Convertible Bonds & Notes	—	1,795,950	—	1,795,950

Total Long-Term Investments	—	266,065,306	—	266,065,306

Short-Term Investments†	$3,703,721	—	—	3,703,721

Total Investments	$3,703,721	$266,065,306	—	$269,769,027

Other Financial Instruments:
Futures Contracts††	$1,262,637	—	—	$1,262,637
Forward Foreign Currency Contracts††	—	$437,361	—	437,361

Total Other Financial Instruments	$1,262,637	$437,361	—	$1,699,998

Total	$4,966,358	$266,502,667	—	$271,469,025

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report	13

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$859,691	—	$859,691
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	304,945	—	304,945

Total	—	$1,164,636	—	$1,164,636

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2024. The following transactions were effected in such company for the period ended January 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$12,286,239	$9,604,236	9,604,236	$18,186,754	18,186,754

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$70,005	—	$3,703,721

14	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report